Cover	12 Months Ended
Jun. 30, 2022 shares
Cover [Abstract]
Entity Registrant Name	NEXTSOURCE MATERIALS INC.
Entity Central Index Key	0001302084
Document Type	40-F/A
Amendment Flag	true
Current Fiscal Year End Date	--06-30
Entity Emerging Growth Company	false
Entity Current Reporting Status	Yes
Document Period End Date	Jun. 30, 2022
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2023
Entity Common Stock Shares Outstanding	101,872,614
Document Annual Report	true
Entity File Number	000-051151
Entity Address Address Line 1	130 King Street West
Entity Address Address Line 2	Exchange Tower Suite 1940
Entity Address City Or Town	Toronto
Entity Address State Or Province	ON
Entity Address Country	CA
Entity Address Postal Zip Code	M5X 2A2
City Area Code	416
Amendment Description	NextSource Materials Inc. ("we", "us", "our", "NextSource" or the "Company") is filing this Amendment No. 1 to Form 40-F (the “Form 40-F/A”) for the fiscal year ended June 30, 2022 to furnish amended Management Discussion & Analysis (“MD&A”) which was filed with the Canadian Securities Administrator (“CSA”) on July 27, 2023 and is attached to this Form 40-F/A as Exhibit 99.3. Mineral reserves can only be estimated on the basis of an economic evaluation that is used in a prefeasibility or feasibility study of a mineral project. The technical report entitled “Molo Phase 2 Preliminary Economic Assessment, National Instrument 43-101 Technical Report on the Molo Graphite Project located near the village of Fotadrevo, in the Province of Toliara, Madagascar” with an effective date of April 27, 2022 (the “PEA”) incorrectly included the previously delineated mineral reserve estimate for Phase 1 of the Molo Graphite Mine into the preliminary economic assessment for Phase 2 expansion of the Molo Graphite Mine, in contravention of National Instrument 43-101 – Standards of Disclosure for Mineral Projects. To correct such error, the Company retracted the mineral reserve estimate from the PEA, MD&A, and from any other continuous disclosure documents filed by the Company. Our Annual Report on Form 20-F for the fiscal year ended June 30, 2022, was initially filed with the Securities and Exchange Commission (“SEC”) on October 31, 2022 (the “Original 2022 Form 20-F”). The Original 2022 Form 20-F was amended and restated, and filed in its entirety as an annual report on Form 40-F (“Form 40-F”) on July 24, 2023. NextSource is a Canadian corporation that is permitted, under a multijurisdictional disclosure system adopted by the United States, to prepare this Annual Report on Form 40-F ("Annual Report") pursuant to Section 13 of the Securities Exchange Act of 1934, as amended (the "Exchange Act"), in accordance with disclosure requirements in effect in Canada, which are different from those of the United States. No other changes have been made to the Form 40-F other than updating the Exhibit described above. This Form 40-F/A does not reflect subsequent events occurring after the original date of the Form 40-F, or modify or update in any way disclosures made in the Form 40-F.
Auditor Name	MNP LLP
Auditor Location	Mississauga, Canada
Auditor Firm Id	1930
Local Phone Number	364-4911
Security 12g Title	Common Shares, no par value
Entity Interactive Data Current	Yes
Document Registration Statement	false
Audited Annual Financial Statements	true